Estimated Fair Values of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Carrying amount of Asset (Liability)
Cash and cash equivalents	¥ 130,290	¥ 94,321	¥ 123,309	¥ 200,966
Short-term investments	7,810	2,745
Short-term loan receivable	119	141
Long-term loan receivable	85	241
Short-term borrowings	(59,608)	(52,018)
Commercial papers	(27,000)
Long-term debt including the current portion and excluding capital lease obligation	(100,602)	(100,751)
Estimated fair value Asset (Liability)
Cash and cash equivalents	130,290	94,321
Short-term investments	7,810	2,745
Short-term borrowings	(59,608)	(52,018)
Commercial papers	(27,000)
Long-term debt including the current portion and excluding capital lease obligation	(103,218)	(104,891)
Short-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	119	141
Long-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	¥ 86	¥ 243